CUSTOMER AND BROKERED DEPOSIT ACCOUNTS - Contractual Maturities of Certificate Accounts (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Deposits [Line Items]
2014	$ 253,070
2015	81,870
2016	22,774
2017	10,547
2018	3,767
2019 and after	830
Total	372,858
Certificate accounts [Member]
Deposits [Line Items]
2014	253,070
2015	81,870
2016	22,774
2017	10,547
2018	3,767
2019 and after	830
Total	372,858
Brokered accounts [Member]
Deposits [Line Items]
2014
2015
2016
2017
2018
2019 and after
Total